Expense Example, No Redemption - PGIM QMA Global Tactical Allocation Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	690	1,309	1,951	3,665	224	1,399	2,557	4,876	123	682	1,268	2,858	123	543	988	2,225